Annual Fund Operating Expenses - GOVERNMENT MONEY MARKET FUND	Dec. 31, 2025
Class E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.41%
Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.21%
Class X
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.21%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.34%)
Net Expenses (as a percentage of Assets)	0.17%
Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	1.21%